INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
Schedule of (loss) income before income taxes
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Cayman Islands	(11,072)	(17,593)	(7,962)
Hong Kong	(1,262)	(659)	(680)
PRC	15,292	(35,229)	10,037
	2,958	(53,481)	1,395

Schedule of income tax expenses
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Current income tax expense	3,846	2,113	7,013
Deferred income tax benefit	(638)	(586)	(562)
Income tax expense	3,208	1,527	6,451

Schedule of reconciliation of the effective income tax provisions

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Taxation at PRC statutory tax rate of 25%	739	(13,370)	349
Effect of non-PRC entities not subject to income tax	3,083	4,564	2,161
Effect of tax holiday	(301)	—	(466)
Effect of preferential tax rate	(210)	(248)	(14)
Current and deferred tax rate differential	—	1,015	1,167
Deemed interest income	695	1,010	276
Non-deductible expenses	565	4,337	3,041
Change in valuation allowance	(1,363)	3,818	575
Impact of changes in enacted tax rates	—	(325)	—
Prior year tax audit adjustment	—	190	—
PRC withholding tax on the outside basis difference of the discontinued operations	—	136	—
Provision for (reversal of) PRC dividend withholding tax	—	400	(296)
Effect of changes in the tax basis of property, plant and equipment	—	—	(225)
Reduction to unrecognized tax benefits due to lapse of statute of limitations	—	—	(117)
Income tax expense	3,208	1,527	6,451
Effective tax rate (%)	108.45%	(2.86)%	462.44%

Schedule of aggregate amount and effects of tax holidays on basic and diluted loss per share
	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Aggregate amount	301	—	466
Basic and diluted	0.002	—	0.003

Schedule of reconciliation of accrued unrecognized tax benefits

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Balance as of January 1	2,329	3,743	6,093
Addition for tax positions taken in the current period	88	459	396
Reclassified from income tax payable for tax positions of prior years	973	2,336	1,138
Addition for tax positions from newly acquired entities	382	—	—
Reduction for tax positions of prior years	(122)	(87)	(171)
Lapse of statute of limitations	—	—	(117)
Reclassified to liabilities directly associated with the assets classified as held-for-sale or disposal of discontinued operations	—	(618)	(1,276)
Foreign currency translation	93	260	14
Balance as of December 31	3,743	6,093	6,077